Fair value and marketable securities - Marketable Securities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		$ 24,332,000
Unrealized Gains		14,000
Unrealized Losses		(1,000)
Fair Value		24,345,000
U.S. Treasury bills
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 15,959,000
Unrealized Gains	14,000
Unrealized Losses	0
Fair Value	$ 15,973,000
U.S. government agency
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		20,857,000
Unrealized Gains		14,000
Unrealized Losses		0
Fair Value		20,871,000
Certificates of deposit
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		3,475,000
Unrealized Gains		0
Unrealized Losses		(1,000)
Fair Value		$ 3,474,000